Risk Report - Asset Quality - Financial Assets subject to impairment - Development of exposures in the reporting period, Gross Carrying Amount (Detail) - Gross Carrying Amount [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	€ 764,298		€ 699,393
Movements in financial assets including new business	119,902	[1]	87,330
Changes due to modifications that did not result in derecognition	(6)	[1]	(17)
Financial assets that have been derecognized during the period	(108,679)	[1],[2]	(37,691)
Recovery of written off amounts	71	[1]	78
Foreign exchange and other changes	11,189	[1]	15,204
Balance, end of the reporting period	786,776	[1]	764,298
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	711,021		651,637
Movements in financial assets including new business	113,427	[1]	79,619
Transfers due to changes in creditworthiness	(2,101)	[1]	(155)
Changes due to modifications that did not result in derecognition			(1)
Financial assets that have been derecognized during the period	(103,660)	[1],[2]	(34,157)
Foreign exchange and other changes	10,334	[1]	14,078
Balance, end of the reporting period	729,021	[1]	711,021
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	40,653		35,372
Movements in financial assets including new business	5,554	[1]	7,507
Transfers due to changes in creditworthiness	666	[1]	(1,109)
Changes due to modifications that did not result in derecognition	0	[1]	0
Financial assets that have been derecognized during the period	(2,177)	[1],[2]	(1,891)
Foreign exchange and other changes	639	[1]	774
Balance, end of the reporting period	45,335	[1]	40,653
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	11,326		10,655
Movements in financial assets including new business	923	[1]	305
Transfers due to changes in creditworthiness	1,435	[1]	1,264
Changes due to modifications that did not result in derecognition	(6)	[1]	(16)
Financial assets that have been derecognized during the period	(2,583)	[1],[2]	(1,271)
Recovery of written off amounts	68	[1]	55
Foreign exchange and other changes	216	[1]	333
Balance, end of the reporting period	11,379	[1]	11,326
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	1,297	[3],[4],[5]	1,729
Movements in financial assets including new business	(1)	[1],[5],[6]	(101)	[3],[4]
Financial assets that have been derecognized during the period	(258)	[1],[2],[6]	(372)	[3],[4]
Recovery of written off amounts	3	[1],[6]	23	[3],[4]
Foreign exchange and other changes	0	[1],[6]	19	[3],[4]
Balance, end of the reporting period	€ 1,041	[1],[6]	€ 1,297	[3],[4],[5]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020
[2]	This position includes charge offs of allowance for credit losses.
[3]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 46 million in 2020
[4]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 46 million in 2020 (Prior year’s comparatives aligned to presentation in the current year).
[5]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021
[6]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021.